Derivatives - Sales and Trading Revenue (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivatives, Fair Value [Line Items]
Brokerage Commissions Revenue	$ 2,200,000,000		$ 2,300,000,000
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	12,641,000,000		16,415,000,000		16,374,000,000
Trading Account Profits (Losses) [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	6,424,000,000		9,630,000,000		11,559,000,000
Other Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	2,738,000,000	[1],[2]	2,723,000,000	[1],[2]	(395,000,000)	[1],[2]
Net Interest Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	3,479,000,000		4,062,000,000		5,210,000,000
Income Interest Rate [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	3,033,000,000		2,782,000,000		4,244,000,000
Income Interest Rate [Member] | Trading Account Profits (Losses) [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	2,118,000,000		2,032,000,000		3,125,000,000
Income Interest Rate [Member] | Other Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	(8,000,000)	[1],[2]	91,000,000	[1],[2]	(16,000,000)	[1],[2]
Income Interest Rate [Member] | Net Interest Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	923,000,000		659,000,000		1,135,000,000
Foreign Exchange [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	1,031,000,000		840,000,000		973,000,000
Foreign Exchange [Member] | Trading Account Profits (Losses) [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	1,088,000,000		903,000,000		950,000,000
Foreign Exchange [Member] | Other Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	(65,000,000)	[1],[2]	(63,000,000)	[1],[2]	(3,000,000)	[1],[2]
Foreign Exchange [Member] | Net Interest Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	8,000,000				26,000,000
Equity [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	3,943,000,000		4,101,000,000		4,590,000,000
Equity [Member] | Trading Account Profits (Losses) [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	1,482,000,000		1,649,000,000		2,028,000,000
Equity [Member] | Other Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	2,333,000,000	[1],[2]	2,435,000,000	[1],[2]	2,325,000,000	[1],[2]
Equity [Member] | Net Interest Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	128,000,000		17,000,000		237,000,000
Credit [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	4,256,000,000		8,420,000,000		5,899,000,000
Credit [Member] | Trading Account Profits (Losses) [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	1,102,000,000		4,599,000,000		4,282,000,000
Credit [Member] | Other Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	550,000,000	[1],[2]	264,000,000	[1],[2]	(2,725,000,000)	[1],[2]
Credit [Member] | Net Interest Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	2,604,000,000		3,557,000,000		4,342,000,000
Other Trading [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	378,000,000		272,000,000		668,000,000
Other Trading [Member] | Trading Account Profits (Losses) [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	634,000,000		447,000,000		1,174,000,000
Other Trading [Member] | Other Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	(72,000,000)	[1],[2]	(4,000,000)	[1],[2]	24,000,000	[1],[2]
Other Trading [Member] | Net Interest Income [Member]
Sales and Trading Revenue [Abstract]
Trading Activity, Gains and Losses, Net	$ (184,000,000)		$ (171,000,000)		$ (530,000,000)

[1]	Represents investment and brokerage services and other income recorded in Global Markets that the Corporation includes in its definition of sales and trading revenue.
[2]	Other income (loss) includes commissions and brokerage fee revenue of $2.2 billion and $2.3 billion for 2011 and 2010 included in equity risk.